Parent Company Only Financial Statements - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income		$ (972)	$ 15,439	$ 14,742
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Amortization of issuance costs for subordinated notes		9
Deferred tax benefit		8,361	(3,409)	395
Increase in other assets, net		(16,520)	2,208	1,061
Increase (decrease) in other liabilities, net		1,838	(1,379)	138
Net cash provided by operating activities		73,434	26,904	19,807
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities		(48,602)	(119,225)	(182,256)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of subordinated notes, net		33,876
Common stock issued in connection with the exercise of stock options		3,046	1,534	117
Purchase of treasury stock		(1,253)
Proceeds from issuance of common stock, net of issuance expenses	$ 72,500
Net cash provided by (used in) financing activities		239,269	148,304	196,615
NET INCREASE IN CASH AND CASH EQUIVALENTS		264,101	55,983	34,166
CASH AND CASH EQUIVALENTS:
Beginning of year		124,906	68,923	34,757
End of year		389,007	124,906	68,923
Green Bancorp, Inc.
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income		(972)	15,439	14,743
Adjustments to reconcile net income to net cash provided (used) by operating activities:
EQUITY IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY, Net of tax		(1,577)	(17,995)	(15,957)
Amortization of debt valuation allowance		420	105
Amortization of issuance costs for subordinated notes		9
Deferred tax benefit		(130)	(18)	17
Increase in other assets, net		(41)	(295)	(332)
Increase (decrease) in other liabilities, net		114	146	34
Net cash provided by operating activities		(2,177)	(2,618)	(1,495)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of loans from subsidiary		(32,819)
Capital contributed to subsidiary				(67,508)
Net cash and cash equivalents paid in connection with acquisitions			2,740
Net cash used in investing activities		(32,819)	2,740	(67,508)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of subordinated notes, net		33,876
Common stock issued in connection with the exercise of stock options		3,046	1,534	125
Purchase of treasury stock		(1,253)
Proceeds from issuance of common stock, net of issuance expenses				72,591
Net cash provided by (used in) financing activities		35,669	1,534	72,716
NET INCREASE IN CASH AND CASH EQUIVALENTS		673	1,656	3,713
CASH AND CASH EQUIVALENTS:
Beginning of year		10,322	8,666	4,953
End of year		$ 10,995	$ 10,322	$ 8,666